CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Operating Activities
Net income	$ 25,296	$ 33,373	$ (6,531)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	3,242	13,005
Depreciation, amortization and accretion, net	(20,615)	(9,548)	1,714
Deferred income taxes	4,878	(7,067)	(3,930)
Other, net	1,435	85	546
Net change in securities purchased under resale agreements		(3,254)
Net change in trading securities	5,496	29,344
Net change in broker-dealer and clearing organization receivables	(88,613)	(77,077)
Net change in other assets	454	47,641	12,237
Net change in broker-dealer and clearing organization payables	62,842	34,075
Net change in loss and loss adjustment expense reserve	790	(1,942)	(14,047)
Net change in unearned insurance premiums	1,224	1,434	7,847
Net change in other liabilities	(36,773)	(56,899)	(341)
Net gains from sale of loans	(79,111)	(127,596)
Loans originated for sale	(1,954,133)	(3,025,709)
Proceeds from loans sold	2,227,917	3,310,115
Net cash provided by (used in) operating activities	154,329	159,980	(3,322)
Investing Activities
Proceeds from maturities and principal reductions of securities held to maturity	351		7,336
Proceeds from sales, maturities and principal reductions of securities available for sale	31,845	53,759	13,846
Purchases of securities held to maturity	(31,334)
Purchases of securities available for sale	(46,024)	(209,507)	(81,583)
Net change in loans	(256)	(41,872)
Purchases of premises and equipment and other assets	(8,710)	(5,041)	(296)
Proceeds from sales of premises and equipment and other real estate owned	14,713	3,880
Net cash received for Federal Home Loan Bank and Federal Reserve Bank stock		6,702
Net cash provided by (used in) investing activities	(39,415)	(192,079)	(60,697)
Financing Activities
Net change in deposits	(90,374)	68,869
Net change in short-term borrowings	149,319	(151,520)
Payments on notes payable	(862)	(792)	(6,900)
Dividends paid on preferred stock	(1,342)
Net cash distributed to noncontrolling interest	(175)	(1,578)
Other, net	(93)	(65)
Net cash provided by (used in) financing activities	56,473	(85,086)	(6,900)
Net change in cash and cash equivalents	171,387	(117,185)	(70,919)
Cash and cash equivalents, beginning of year	746,023	726,460	649,439
Cash and cash equivalents, end of year	917,410	609,275	578,520
Supplemental Disclosures of Cash Flow Information
Cash paid for interest	6,934	8,313	8,780
Cash paid for income taxes, net of refunds	(1,845)	2,205	(811)
Supplemental Schedule of Non-Cash Activities
Conversion of loans to other real estate owned	$ 25,588	$ 284